Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Issued capital [Member] CNY (¥)	Issued capital [Member] USD ($)	Treasury shares [member] CNY (¥)	Treasury shares [member] USD ($)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] USD ($)	Capital reserves [Member] CNY (¥)	Capital reserves [Member] USD ($)	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	Foreign currency translation reserve [member] CNY (¥)	Foreign currency translation reserve [member] USD ($)	Performance shares reserves [member] CNY (¥)	Performance shares reserves [member] USD ($)	Fair value reserve [member] CNY (¥)	Fair value reserve [member] USD ($)	Discount on/(premium paid for) acquisition of non-controlling interests [member] CNY (¥)	Discount on/(premium paid for) acquisition of non-controlling interests [member] USD ($)	Attributable to the equity holders of the parent [Member] CNY (¥)	Attributable to the equity holders of the parent [Member] USD ($)	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)
Balance at Dec. 31, 2022	¥ 11,835,064		¥ 2,081,138				¥ 335,735		¥ (4,196)		¥ 6,661,264		¥ (44,699)		¥ 19,758		¥ (30,591)		¥ (9,463)		¥ 9,008,946		¥ 2,826,118
Profit for the year	422,856										285,518										285,518		137,338
Other comprehensive income for the year, net of tax	32,018												16,728				8,137				24,865		7,153
Total comprehensive income for the year, net of tax	454,874										285,518		16,728				8,137				310,383		144,491
Transactions with owners, recorded directly in equity
Contribution by non-controlling interests	20,000																						20,000
Dividends paid	(80,238)										(80,238)										(80,238)
Cost of share-based payments	0
Dividends paid/payable to non-controlling interests	(35,702)																						(35,702)
Dilution of interest in subsidiary																			1,477		1,477		(1,477)
Transfer to statutory reserves							45,989				(45,989)
Issuance of put option to non-controlling interests of subsidiary	(18,373)								(14,040)												(14,040)		(4,333)
Balance at Dec. 31, 2023	12,175,625		2,081,138				381,724		(18,236)		6,820,555		(27,971)		19,758		(22,454)		(7,986)		9,226,528		2,949,097
Profit for the year	491,742										323,055										323,055		168,687
Other comprehensive income for the year, net of tax	18,459												12,915				2,112				15,027		3,432
Total comprehensive income for the year, net of tax	510,201										323,055		12,915				2,112				338,082		172,119
Transactions with owners, recorded directly in equity
Contribution by non-controlling interests	83,097																						83,097
Dividends paid	(101,647)										(101,647)										(101,647)
Purchase of treasury shares	(285,561)				¥ (285,561)																(285,561)
Cost of share-based payments	7,829														5,703						5,703		2,126
Dividends paid/payable to non-controlling interests	(89,229)																						(89,229)
Dilution of interest in subsidiary																			(19,597)		(19,597)		19,597
Acquisition of non-controlling interest without change in control	(750)																		1,117		1,117		(1,867)
Transfer to statutory reserves							62,225				(62,225)
Balance at Dec. 31, 2024	12,299,565		2,081,138		(285,561)		443,949		(18,236)		6,979,738		(15,056)		25,461		(20,342)		(26,466)		9,164,625		3,134,940
Profit for the year	810,501	$ 117,077									537,390										537,390		273,111
Other comprehensive income for the year, net of tax	3,083	445											(4,745)				1,663				(3,082)		6,165
Total comprehensive income for the year, net of tax	813,584	117,522									537,390		(4,745)				1,663				534,308		279,276
Transactions with owners, recorded directly in equity
Contribution by non-controlling interests	20,787																						20,787
Dividends paid	(142,852)										(142,852)										(142,852)
Purchase of treasury shares	0	0
Cost of share-based payments	27,487	3,971													23,610						23,610		3,877
Conversion of a subsidiary to a joint stock limited company							(112,089)		431,476		(321,863)						2,476
Dividends paid/payable to non-controlling interests	(115,185)																						(115,185)
Dilution of interest in subsidiary	(363)						(366)												(2,727)		(3,093)		2,730
Acquisition of non-controlling interest without change in control	(7,404)								(44)										4,407		4,363		(11,767)
Transfer to statutory reserves							98,742				(98,742)
Balance at Dec. 31, 2025	¥ 12,895,619	$ 1,862,775	¥ 2,081,138	$ 300,621	¥ (285,561)	$ (41,249)	¥ 430,236	$ 62,148	¥ 413,196	$ 59,686	¥ 6,953,671	$ 1,004,459	¥ (19,801)	$ (2,860)	¥ 49,071	$ 7,088	¥ (16,203)	$ (2,341)	¥ (24,786)	$ (3,580)	¥ 9,580,961	$ 1,383,972	¥ 3,314,658	$ 478,803